INVESTMENT ON EVENT PROJECTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENTS
	As of March 31,
	2025	2026
	HKD	HKD
Investment on event projects	$6,288,244	$30,892,315